Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2019
Loans and Allowance for Loan Losses [Abstract]
Recorded Investment in Loans by Loan Class
The following tables present the recorded investment in loans by loan class:

	December 31, 2019
(dollars in thousands)	New York and other states*	Florida	Total
Commercial:
Commercial real estate	$162,186	17,752	179,938
Other	19,326	235	19,561
Real estate mortgage - 1 to 4 family:
First mortgages	2,541,440	953,995	3,495,435
Home equity loans	69,791	18,548	88,339
Home equity lines of credit	221,487	46,435	267,922
Installment	8,706	2,295	11,001
Total loans, net	$3,022,936	1,039,260	4,062,196
Less: Allowance for loan losses			44,317
Net loans			$4,017,879

	December 31, 2018
(dollars in thousands)	New York and other states*	Florida	Total
Commercial:
Commercial real estate	$156,278	15,275	171,553
Other	24,330	263	24,593
Real estate mortgage - 1 to 4 family:
First mortgages	2,442,711	845,166	3,287,877
Home equity loans	71,523	17,308	88,831
Home equity lines of credit	243,765	45,775	289,540
Installment	9,462	2,240	11,702
Total loans, net	$2,948,069	926,027	3,874,096
Less: Allowance for loan losses			44,766
Net loans			$3,829,330

* Includes New York, New Jersey, Vermont and Massachusetts.

Recorded Investment in Non-Accrual Loans by Loan Class
The following tables present the recorded investment in non-accrual loans by loan class:

	December 31, 2019
(dollars in thousands)	New York and other states*	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$733	-	733
Other	83	-	83
Real estate mortgage - 1 to 4 family:
First mortgages	15,385	1,468	16,853
Home equity loans	218	48	266
Home equity lines of credit	2,804	98	2,902
Installment	3	-	3
Total non-accrual loans	19,226	1,614	20,840
Restructured real estate mortgages - 1 to 4 family	29	-	29
Total nonperforming loans	$19,255	1,614	20,869

	December 31, 2018
(dollars in thousands)	New York and other states*	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$639	-	639
Other	6	-	6
Real estate mortgage - 1 to 4 family:
First mortgages	18,202	1,812	20,014
Home equity loans	247	-	247
Home equity lines of credit	3,924	103	4,027
Installment	4	15	19
Total non-accrual loans	23,022	1,930	24,952
Restructured real estate mortgages - 1 to 4 family	34	-	34
Total nonperforming loans	$23,056	1,930	24,986

* Includes New York, New Jersey, Vermont and Massachusetts.

Aging of Recorded Investment in Past Due Loans by Loan Class and by Region
The following table presents the aging of the recorded investment in past due loans by loan class and by region:

	December 31, 2019

New York and other states*:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$141	-	617	758	161,428	162,186
Other	80	-	33	113	19,213	19,326
Real estate mortgage - 1 to 4 family:
First mortgages	3,444	292	11,328	15,064	2,526,376	2,541,440
Home equity loans	183	7	133	323	69,468	69,791
Home equity lines of credit	232	149	1,141	1,522	219,965	221,487
Installment	37	8	3	48	8,658	8,706

Total	$4,117	456	13,255	17,828	3,005,108	3,022,936

Florida:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	-	-	17,752	17,752
Other	-	-	-	-	235	235
Real estate mortgage - 1 to 4 family:
First mortgages	542	-	617	1,159	952,836	953,995
Home equity loans	63	-	-	63	18,485	18,548
Home equity lines of credit	80	-	50	130	46,305	46,435
Installment	-	-	-	-	2,295	2,295

Total	$685	-	667	1,352	1,037,908	1,039,260

Total:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$141	-	617	758	179,180	179,938
Other	80	-	33	113	19,448	19,561
Real estate mortgage - 1 to 4 family:
First mortgages	3,986	292	11,945	16,223	3,479,212	3,495,435
Home equity loans	246	7	133	386	87,953	88,339
Home equity lines of credit	312	149	1,191	1,652	266,270	267,922
Installment	37	8	3	48	10,953	11,001

Total	$4,802	456	13,922	19,180	4,043,016	4,062,196

* Includes New York, New Jersey, Vermont and Massachusetts.

	December 31, 2018

New York and other states*:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$198	-	370	568	155,710	156,278
Other	-	-	-	-	24,330	24,330
Real estate mortgage - 1 to 4 family:
First mortgages	3,276	898	13,267	17,441	2,425,270	2,442,711
Home equity loans	158	94	212	464	71,059	71,523
Home equity lines of credit	963	348	1,691	3,002	240,763	243,765
Installment	44	29	2	75	9,387	9,462

Total	$4,639	1,369	15,542	21,550	2,926,519	2,948,069

Florida:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	-	-	15,275	15,275
Other	-	-	-	-	263	263
Real estate mortgage - 1 to 4 family:
First mortgages	417	407	721	1,545	843,621	845,166
Home equity loans	50	-	-	50	17,258	17,308
Home equity lines of credit	40	-	50	90	45,685	45,775
Installment	12	7	15	34	2,206	2,240

Total	$519	414	786	1,719	924,308	926,027

Total:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$198	-	370	568	170,985	171,553
Other	-	-	-	-	24,593	24,593
Real estate mortgage - 1 to 4 family:
First mortgages	3,693	1,305	13,988	18,986	3,268,891	3,287,877
Home equity loans	208	94	212	514	88,317	88,831
Home equity lines of credit	1,003	348	1,741	3,092	286,448	289,540
Installment	56	36	17	109	11,593	11,702

Total	$5,158	1,783	16,328	23,269	3,850,827	3,874,096

* Includes New York, New Jersey, Vermont and Massachusetts.

Activity in Allowance For Loan Losses by Portfolio Segment
Activity in the allowance for loan losses by portfolio segment is summarized as follows:

	For the year ended December 31, 2019
(dollars in thousands)	Commercial	Real Estate Mortgage- 1 to 4 Family	Installment	Total

Balance at beginning of period	$4,048	39,772	946	44,766
Loans charged off:
New York and other states*	20	945	165	1,130
Florida	-	29	48	77
Total loan chargeoffs	20	974	213	1,207

Recoveries of loans previously charged off:
New York and other states*	46	496	21	563
Florida	-	36	-	36
Total recoveries	46	532	21	599
Net loans charged off (recoveries)	(26)	442	192	608
Provision (recoveries) for loan losses	(75)	418	(184)	159
Balance at end of period	$3,999	39,748	570	44,317

	For the year ended December 31, 2018
(dollars in thousands)	Commercial	Real Estate Mortgage- 1 to 4 Family	Installment	Total

Balance at beginning of period	$4,324	39,077	769	44,170
Loans charged off:
New York and other states*	100	846	224	1,170
Florida	-	-	33	33
Total loan chargeoffs	100	846	257	1,203

Recoveries of loans previously charged off:
New York and other states*	10	348	32	390
Florida	-	3	6	9
Total recoveries	10	351	38	399
Net loans charged off (recoveries)	90	495	219	804
Provision (recoveries) for loan losses	(186)	1,190	396	1,400
Balance at end of period	$4,048	39,772	946	44,766

	For the year ended December 31, 2017
(dollars in thousands)	Commercial	Real Estate Mortgage- 1 to 4 Family	Installment	Total

Balance at beginning of period	$4,929	38,231	730	43,890
Loans charged off:
New York and other states*	72	2,053	200	2,325
Florida	-	167	19	186
Total loan chargeoffs	72	2,220	219	2,511

Recoveries of loans previously charged off:
New York and other states*	96	596	26	718
Florida	-	73	-	73
Total recoveries	96	669	26	791
Net loans charged off (recoveries)	(24)	1,551	193	1,720
Provision (recoveries) for loan losses	(629)	2,397	232	2,000
Balance at end of period	$4,324	39,077	769	44,170

* Includes New York, New Jersey, Vermont and Massachusetts.

Allowance For Loan Losses and Recorded Investment in Loans by Portfolio Segment and Based on Impairment Method
The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2019 and 2018:

	December 31, 2019
(dollars in thousands)	Commercial Loans	1-to-4 Family Residential Real Estate	Installment Loans	Total

Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	3,999	39,748	570	44,317

Total ending allowance balance	$3,999	39,748	570	44,317

Loans:
Individually evaluated for impairment	$1,437	19,539	-	20,976
Collectively evaluated for impairment	198,062	3,832,157	11,001	4,041,220

Total ending loans balance	$199,499	3,851,696	11,001	4,062,196

	December 31, 2018
(dollars in thousands)	Commercial Loans	1-to-4 Family Residential Real Estate	Installment Loans	Total

Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	4,048	39,772	946	44,766

Total ending allowance balance	$4,048	39,772	946	44,766

Loans:
Individually evaluated for impairment	$1,424	20,864	-	22,288
Collectively evaluated for impairment	194,722	3,645,384	11,702	3,851,808

Total ending loans balance	$196,146	3,666,248	11,702	3,874,096

Impaired Loans by Loan Class
The following tables present impaired loans by loan class as of December 31, 2019 and 2018:

	December 31, 2019
New York and other states*:
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$1,217	1,359	-	1,385
Other	115	115	-	38
Real estate mortgage - 1 to 4 family:
First mortgages	14,414	14,714	-	14,358
Home equity loans	235	255	-	241
Home equity lines of credit	2,160	2,300	-	2,274

Total	$18,141	18,743	-	18,296

Florida:
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$105	105	-	82
Other	-	-	-	26
Real estate mortgage - 1 to 4 family:
First mortgages	2,486	2,486	-	2,259
Home equity loans	-	-	-	51
Home equity lines of credit	244	244	-	249

Total	$2,835	2,835	-	2,667

Total:
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$1,322	1,464	-	1,467
Other	115	115	-	64
Real estate mortgage - 1 to 4 family:
First mortgages	16,900	17,200	-	16,617
Home equity loans	235	255	-	292
Home equity lines of credit	2,404	2,544	-	2,523

Total	$20,976	21,578	-	20,963

* Includes New York, New Jersey, Vermont and Massachusetts.

	December 31, 2018
New York and other states*:
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$1,274	1,444	-	1,503
Other	38	88	-	123
Real estate mortgage - 1 to 4 family:
First mortgages	15,210	15,661	-	15,577
Home equity loans	252	272	-	262
Home equity lines of credit	2,772	2,996	-	2,772

Total	$19,546	20,461	-	20,237

Florida:
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$112	112	-	57
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	2,293	2,399	-	2,455
Home equity loans	84	84	-	86
Home equity lines of credit	253	253	-	326

Total	$2,742	2,848	-	2,924

Total:
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$1,386	1,556	-	1,560
Other	38	88	-	123
Real estate mortgage - 1 to 4 family:
First mortgages	17,503	18,060	-	18,032
Home equity loans	336	356	-	348
Home equity lines of credit	3,025	3,249	-	3,098

Total	$22,288	23,309	-	23,161

* Includes New York, New Jersey, Vermont and Massachusetts.

Modified Loans by Class That Were Determined to be TDR's
The following table presents modified loans by class that were determined to be TDR’s that occurred during the years ended December 31, 2019, 2018 and 2017:

	Year ended 12/31/2019			Year ended 12/31/2018			Year ended 12/31/2017
New York and other states*:
(dollars in thousands)	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Commercial:
Commercial real estate	1	$125	125	6	$747	747	4	$426	426
Real estate mortgage - 1 to 4 family:
First mortgages	18	2,621	2,621	18	2,349	2,349	44	5,653	5,653
Home equity loans	-	-	-	1	6	6	3	56	56
Home equity lines of credit	2	235	235	5	325	325	18	868	868

Total	21	$2,981	2,981	30	$3,427	3,427	69	$7,003	7,003

Florida:
(dollars in thousands)	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Real estate mortgage - 1 to 4 family:
First mortgages	6	$632	632	1	$35	35	10	$1,076	1,076
Home equity loans	-	-	-	-	-	-	-	-	-
Home equity lines of credit	-	-	-	-	-	-	2	95	95

Total	6	$632	632	1	$35	35	12	$1,171	1,171

* Includes New York, New Jersey, Vermont and Massachusetts.
Loans by Class Modified as TDR's For Which There was a Payment Default
The following table presents loans by class modified as TDR’s that occurred during the years ended December 31, 2019, 2018 and 2017 for which there was a payment default within 12 months of modification:

	Year ended 12/31/2019		Year ended 12/31/2018		Year ended 12/31/2017
New York and other states*: (dollars in thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment

Real estate mortgage - 1 to 4 family:
First mortgages	2	$418	1	$101	1	$72
Home equity loans	-	-	-	-	-	-
Home equity lines of credit	-	-	-	-	1	3

Total	2	$418	1	$101	2	$75

Florida: (dollars in thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment

Real estate mortgage - 1 to 4 family:
First mortgages	-	$-	-	$-	-	$-
Home equity lines of credit	-	-	-	-	-	-

Total	-	$-	-	$-	-	$-

* Includes New York, New Jersey, Vermont and Massachusetts.

Risk Category Loans by Class of Loans
As of December 31, 2019 and 2018, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	December 31, 2019
New York and other states*: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$157,280	4,906	162,186
Other	18,384	942	19,326
	$175,664	5,848	181,512

Florida: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$17,752	-	17,752
Other	235	-	235
	$17,987	-	17,987

Total: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$175,032	4,906	179,938
Other	18,619	942	19,561
	$193,651	5,848	199,499

* Includes New York, New Jersey and Massachusetts.

	December 31, 2018
New York and other states*: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$151,405	4,873	156,278
Other	23,325	1,005	24,330
	$174,730	5,878	180,608

Florida: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$15,163	112	15,275
Other	263	-	263
	$15,426	112	15,538

Total: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$166,568	4,985	171,553
Other	23,588	1,005	24,593
	$190,156	5,990	196,146

* Includes New York, New Jersey and Massachusetts.